Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.30%	4.47%	5.18%
Rate of compensation increase	3.00%	3.00%	3.00%
Under age 30 [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	10.00%
Ages 30-39 [Member] [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	6.00%
Ages 40 and over [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Rate of compensation increase	3.00%